Note 2 - Equity Compensation Plans and Capital Stock (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 04, 2017	Mar. 31, 2017	Mar. 31, 2017	Sep. 01, 2016	Mar. 31, 2016
Cumulative Preferred Stock [Member]
Preferred Stock, Shares Authorized		1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share		$ 1	$ 1
Preferred Stock, Shares Issued		0	0		0
2016 Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				500,000
2016 Restricted Stock Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	210,000	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 1,444,800
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	5 years
Allocated Share-based Compensation Expense			$ 72,240